Franklin Templeton Investments

One Franklin Parkway

San Mateo, California  94403

February 26, 2015

Filed Via EDGAR (CIK #0000837274)

Securities and Exchange Commission

100 F Street NE

Washington, DC  20549

RE:      Franklin Templeton Variable Insurance Products Trust (Registrant)

            File Nos. 033-23493 and 811-05583

Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith under the EDGAR system, is Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A (the Amendment), which is being filed under the Securities Act of 1933 (1933 Act), as amended, and the Investment Company Act of 1940, as amended.

The Amendment is being filed to change the name of a series of the Registrant from Franklin Managed Volatility Global Allocation VIP Fund to Franklin VolSmart Allocation VIP Fund (the Series) and to: (1) revise the Series’ core portfolio to a more actively managed, domestic-oriented portfolio; (2) simplify the Series’ managed volatility strategy; (3) add a tail risk protection strategy; (4) reflect the termination of certain subadvisers and the addition of other subadvisers; (5) reflect changes in the Series’ fees, including a decrease in the Series’ investment management fee and an increase in the Series’ Class 5 shares Rule 12b-1 fees; and (6) reflect other related changes.  The changes above that require approval of the shareholders of the Series will be submitted to the sole shareholder of the Series for approval before the implementation of such changes.

As noted on the facing page, the Amendment relates only to the Series and does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant’s other series of shares.

Pursuant to Rule 485(a)(1) under the 1933 Act, the Amendment will become effective on May 1, 2015.  The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Fund.  Please direct any comments or questions regarding this filing to Kristin Ives, Esq. at (215) 564-8037.

Sincerely,

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

/s/KAREN L. SKIDMORE

Karen L. Skidmore

Vice President and Secretary

KLS:dac